Partnership Formation and General Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended	11 Months Ended
	Jun. 30, 2020	Sep. 25, 2019	Nov. 18, 2013
Related Party Transaction [Line Items]
Date of incorporation	May 30, 2013
IPO
Related Party Transaction [Line Items]
Date of initial public offering (IPO)	Nov. 18, 2013
$480 Million Senior Secured Term Loan Facility (Term Loan B)
Related Party Transaction [Line Items]
Amount repaid		$ 470,400
Common | IPO
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered			8,250,000
Shares Issued, Price Per Share			$ 18
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage	44.00%
Dynagas Holding Ltd | General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP	0.10%
Dynagas Holding Ltd | Common | IPO
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered			4,250,000
Shares Issued, Price Per Share			$ 18
Dynagas Holding Ltd | $30 million Sponsor Facility
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000		$ 30,000
Line of credit facility, expiration date	Nov. 30, 2023